Penn Series Balanced Fund
FUND SUMMARY: BALANCED FUND
Investment Objective
The investment objective of the Balanced Fund (the “Fund”) is to seek long-term growth and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Penn Series Balanced Fund Balanced Fund
Investment Advisory Fees	none
Distribution (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.48%
Total Annual Fund Operating Expenses	0.67%	[1]
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Penn Series Balanced Fund | Balanced Fund | USD ($)	68	214	373	835

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocation. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Fund intends to invest primarily in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Under normal circumstances, the Fund will invest 50%-70% of its assets in stock and other equity underlying funds, 30%-50% of its assets in bond and other fixed income funds, and 0%-20% of its assets in money market funds. The Fund’s allocation strategy is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities.

The Fund’s underlying equity fund allocation will primarily track the performance of the large capitalization company portion of the U.S. stock market. The Fund’s underlying fixed income fund allocation will be invested primarily in a broad range of investment grade fixed income securities (although up to 10% of the underlying fund may be invested in non-investment grade securities (commonly known as “junk bonds”)), and is intended to provide results consistent with the broad U.S. fixed income market.

The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Market appreciation or depreciation may cause the Fund to be outside of its target asset allocation range. In addition, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may affect the Fund’s actual allocations. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Classes and Underlying Funds	Target Asset Allocation
Equity Fund	50% - 70%
Penn Series Index 500 Fund
Fixed Income Fund	30% - 50%
Penn Series Quality Bond Fund
Money Market Fund	0% - 20%
Penn Series Money Market Fund

The Fund’s investment performance is directly related to the investment performance of the underlying funds. A brief description of each underlying fund’s principal investment strategy is provided below.

Underlying Funds	Investment Objective and Principal Investment Strategy
Penn Series Index 500 Fund	Seeks a total return (capital appreciation and income) which corresponds to that of the S&P 500® Index. Under normal circumstances, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the S&P 500® Index.
Penn Series Quality Bond Fund	Seeks to maximize total return over the long term consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in marketable investment grade debt securities.
Penn Series Money Market Fund	Seeks current income, while preserving capital and liquidity. The Fund is a government money market and will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash.

Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

Asset Allocation Risk.  The possibility that the Fund may underperform other funds with similar investment objectives due to the Fund’s allocation of assets to underlying funds investing in asset classes or market sectors that perform poorly relative to other asset categories.

Market Risk.  The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Underlying Fund Investment Risk.  The possibility that the underperformance of an underlying fund may contribute to the underperformance of the Fund. The Fund’s performance and risks will be directly related to the performance and risks of the underlying funds in which it invests. In addition, the Fund indirectly pays a pro rata portion of the expenses incurred by the underlying funds, which also may lower the Fund’s performance.
Concentration Risk.  The possibility that, to the extent an underlying fund invests to a significant extent in a particular industry or group of industries within a particular sector, the underlying fund may be subject to greater risks than if its investments were broadly diversified across industries and sectors. The underlying fund also is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Convertible Securities Risk.  The possibility that the value of an underlying fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Corporate Debt Securities Risk.  The possibility that the issuer of a debt security held by an underlying fund is unable to meet its principal and interest payment obligations. The further possibility that corporate debt securities held by an underlying fund may experience increased price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Counterparty Risk.  The possibility that a party to a transaction involving an underlying fund may fail to meet its obligations thereby causing the underlying fund to lose money or the benefit of the transaction or preventing the underlying fund from selling or buying other securities to implement its investment strategies.

Credit Risk.  The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by an underlying fund defaults on its payment obligations.

Currency Risk.  The possibility that the value of an underlying fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Derivatives Risk.  The possibility that an underlying fund’s use of derivatives, such as futures, options and swap agreements, may lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the Adviser or Sub-Adviser of the underlying fund believes it would be appropriate to do so, difficult to value if the instrument becomes illiquid, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk.  The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.

Equity Securities Risk.  In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Fixed Income Market Risk.  The possibility that the market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased, and sometimes unpredictable, volatility and reduced liquidity. During those periods, an underlying fund may experience increased levels of shareholder redemptions, and may have to sell securities at inopportune times, and at unfavorable prices. Fixed income securities also may be difficult to value during such periods. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates by purchasing bonds. Steps by those regulators to curtail or “taper” such activities could result in the effects described above, and could have a material adverse effect on prices for fixed income securities and on the management of an underlying fund.

Foreign Investment Risk.  The possibility that an underlying fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.

High Yield Bond Risk.  The possibility that an underlying fund’s investment in debt securities rated below investment grade (commonly known as junk bonds) may adversely affect the underlying fund’s yield. Although these securities generally provide for higher yields than higher rated debt securities, the high degree of risk associated with these investments can result in substantial or total loss to an underlying fund. High yield securities are considered speculative and are subject to a greater risk of loss, greater sensitivity to interest rate changes, increased price volatility, valuation difficulties, and a potential lack of a liquid secondary or public market for the securities.

Income Risk.  The possibility that an underlying fund’s yield (the rate of dividends the underlying fund pays) may decline in the event of declining interest rates.

Inflation Linked Bond Risk.  The possibility that the value of an underlying fund’s investments in inflation linked bonds will decline in value in response to a rise in real interest rates resulting in losses to the underlying fund. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates.

Interest Rate Risk.  The possibility that the prices of an underlying fund’s fixed income investments will decline due to rising interest rates.

Investment Risk.  You may lose money by investing in the Money Market Fund. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that the Money Market Fund will be able to do so. An investment in the Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. PMAM, the Fund’s sponsor, and its affiliates have no legal obligation to provide financial support to the Money Market Fund, and you should not expect that PMAM or its affiliates will provide financial support to the Money Market Fund at any time.

Large-Cap Securities Risk.  The possibility that an underlying fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk.  The possibility that the market for certain of an underlying fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If an underlying fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Mortgage- and Asset-Backed Securities Risk.  The possibility that an underlying fund’s investments in mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities may reduce the underlying fund’s returns.

Portfolio Turnover Risk.  The possibility that an underlying fund may frequently buy and sell portfolio securities, which may increase transaction costs to the underlying fund and cause the underlying fund’s performance to be less than you expect.

Prepayment and Extension Risk.  The possibility that the principal on a fixed income security may be paid off earlier or later than expected causing an underlying fund to invest in fixed income securities with lower interest rates, which may adversely affect the underlying fund’s performance.

Redemption Risk.  The possibility that large redemptions may cause an underlying fund to sell its securities at inopportune times resulting in a loss to the underlying fund.

Sampling Risk.  The possibility that an underlying fund may not hold all of the securities included in its benchmark index and that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the underlying fund’s benchmark index.

Tracking Error Risk. The possibility that the underlying fund’s sub-adviser may not be able to cause the underlying fund’s performance to correspond to that of the underlying index, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between the underlying fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the underlying fund’s performance to be less than you expect.

U.S. Government Securities Risk.  The possibility that the U.S. government will not provide financial assistance in support of securities issued by certain of its agencies and instrumentalities and held by an underlying fund if it is not obligated to do because such securities are not issued or guaranteed by the U.S. Treasury. A default by a U.S. government agency or instrumentality could cause an underlying fund’s share price or yield to fall.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in a fund which allocates its assets among various asset classes and market segments in the hope of achieving long-term growth and current income.
Performance Information
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Bloomberg Barclays Capital U.S. Aggregate Bond Index. The Bloomberg Barclays Capital U.S. Aggregate Bond Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
10.51%	-6.23%
9/30/2009	3/31/2009

Average Annual Total Return (for Periods Ended December 31, 2016)
Average Annual Total Returns - Penn Series Balanced Fund	1 Year	5 Years	Since Inception	Inception Date
Balanced Fund	8.37%	9.07%	7.51%	Aug. 25, 2008
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	9.16%	Aug. 25, 2008
Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.20%	Aug. 25, 2008